Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Total rent expense under the leases	$ 661	$ 415
Deferred lease incentive	179	$ 246
Future minimum annual commitments under these operating leases
2022	914
2023	1,125
2024	1,062
2025	779
Thereafter	2,699
Total	$ 6,579